Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ 14,422	$ 4,049	$ 59,902	$ 31,457
Interest rate swaps held for trading
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ 16,090	$ 3,718	$ 61,876	$ 32,044